Liabilities assumed from time charters attached - Unamortized balance expected to be amortized (table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Liabilities Assumed From Time Charters Attached
July 1 to December 31, 2024	$ 10,928
2025	15,153
2026	4,906
2027	2,580
Liabilities assumed from time charters attached	$ 33,567	$ 0